Related Party Balances and Transactions (Details 1) - USD ($)		Jun. 30, 2020	Dec. 31, 2019
Current
Amounts due to related parties		$ 112,013	$ 41,593
Non-current
Amounts due to related parties		2,313,358	6,330,472
Aenco Solutions Limited [Member]
Current
Amounts due to related parties		10,096	5,782
Aeneas Group Limited [Member]
Current
Amounts due to related parties		80,383	14,247
Non-current
Amounts due to related parties	[1]	1,813,358	3,330,472
Jurchen Investment Corporation [Member]
Current
Amounts due to related parties		21,534	20,055
Non-current
Amounts due to related parties	[1]	500,000	3,000,000
Ian Huen [Member]
Current
Amounts due to related parties			127
Clark Cheng [Member]
Current
Amounts due to related parties			1,114
Sabrina Khan [Member]
Current
Amounts due to related parties			$ 268

[1]	On August 13, 2019, the Group entered into financing arrangements with Aeneas Group Limited, a related party, and Jurchen Investment Corporation, the ultimate parent of the Group, allowing the Group to access up to a total $15 million in line of credit debt financing. The line of credit will mature on August 12, 2022 and the interest on the outstanding principal indebtedness will be at the rate of 8% per annum. The Group may early repay, in whole or in part, the principal indebtedness and all interest accrued at any time prior to the maturity date without the prior written consent of the lender and without payment of any premium or penalty.